Fair Value Measurements and Hierarchy - Option Pricing (Details) - Private Placement Warrants - Level 3	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 Y	Dec. 31, 2021 Y $ / shares
Volatility
Fair Value Measurements and Hierarchy
Warrants, measurement input	73.0	0.55				0.60
Risk-free interest rate
Fair Value Measurements and Hierarchy
Warrants, measurement input	3.8	0.0411				0.0126
Exercise price
Fair Value Measurements and Hierarchy
Warrants, measurement input	11.50		11.50			11.50
Expected term
Fair Value Measurements and Hierarchy
Warrants, measurement input	3.7			3.9	3.9	4.9